                              AIM BASIC VALUE FUND
                          AIM MID CAP CORE EQUITY FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                         Supplement dated June 12, 2003
          to the Statement of Additional Information dated May 1, 2003 as supplemented May 29, 2003

The following information replaces in its entirety the eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 27 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

The following information replaces in its entirety the fifth paragraph under the heading "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS" on page 58 of the Statement of Additional Information:

                  "AIM Distributors has agreed to reduce the Rule 12b-1 distribution plan payments for Class A shares of AIM Small Cap Growth Fund from 0.35% to 0.25% during the periods the Fund is closed to new investors. This agreement may be terminated or modified at any time."

The following information is added at the beginning of the section appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Kevin M. Carome(3) - 1956 Senior      2003     Director, Senior Vice President and General      N/A"
Vice President                                  Counsel, A I M Management Group Inc.
                                                (financial services holding company) and
                                                A I M Advisors, Inc.; and Vice President,
                                                A I M Capital Management, Inc.,
                                                A I M Distributors, Inc. and A I M Fund
                                                Services; Director, Vice President and General
                                                Counsel, Fund Management Company
                                                Formerly:  Senior Vice President and General
                                                Counsel, Liberty Financial Companies, Inc.;
                                                and Senior Vice President and General Counsel,
                                                Liberty Funds Group, LLC

----------
(3) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

                            INSTITUTIONAL CLASSES OF

                              AIM BASIC VALUE FUND
                          AIM MID CAP CORE EQUITY FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                        Supplement dated June 12, 2003 to
                  the Statement of Additional Information dated
                    May 1, 2003 as supplemented May 29, 2003

The following information replaces the eighth paragraph in its entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 27 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

The following paragraph is added as the last paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 28 of the Statement of Additional Information:

                  "AFS has contractually agreed to limit transfer agent fees to 0.10% of average net assets of the Institutional Class. The expense limitation agreement is in effect through December 31, 2004."

The following information is added at the beginning of the section appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

                                     2003     Director, Senior Vice President and General      N/A"
"Kevin M. Carome(3) - 1956 Senior             Counsel, A I M Management Group Inc.
Vice President                                (financial services holding company) and
                                              A I M Advisors, Inc.; and Vice President,
                                              A I M Capital Management, Inc.,
                                              A I M Distributors, Inc. and A I M Fund
                                              Services; Director, Vice President and General
                                              Counsel, Fund Management Company
                                              Formerly:  Senior Vice President and General
                                              Counsel, Liberty Financial Companies, Inc.;
                                              and Senior Vice President and General Counsel,
                                              Liberty Funds Group, LLC

----------
(3) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.